Debt	12 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Debt

3. Debt.

The Company had no long-term debt outstanding at September 30, 2017 and September 30, 2016.

Prior to the Spin-off, the Company was permitted to borrow under FRP's credit agreement with Wells Fargo Bank, N.A. (the "FRP Credit Agreement"). On January 30, 2015, the Company entered into a new $25 million, five year, revolving credit agreement with Wells Fargo Bank, N.A. and assumed and refinanced $5.1 million then outstanding on the FRP Credit Agreement into this new revolver. As of September 30, 2017, we had no outstanding debt borrowed on this revolver, $2,180,000 outstanding under letters of credit and $22,820,000 available for additional borrowings. The letter of credit fee is 1% and the applicable interest rate would have been 3.235% on September 30, 2017.

The credit agreement contains certain conditions, affirmative financial covenants and negative covenants including limitations on paying cash dividends. The Company was in compliance with all of its loan covenants as of September 30, 2017.